Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Operating expenses:
General and administrative	$ 866,679	$ 538,859	$ 2,676,872	$ 1,798,131	$ 2,336,988
Research and development	209,168	234,925	715,086	500,408	735,333
Total operating expenses	1,075,847	773,784	3,391,958	2,298,539	3,072,321
Loss from operations	(1,075,847)	(773,784)	(3,391,958)	(2,298,539)	(3,072,321)
Interest expense	(264,023)	(338,113)	(763,065)	(1,057,024)	(1,395,138)
Net change in fair value for the warrant liability and premium conversion derivatives	(12,954)	(162,547)	336,596	(77,505)	(240,053)
Loss on note extinguishments, net		(350,914)	(1,314,487)		(350,914)
Net loss	$ (1,352,824)	$ (1,625,358)	$ (5,132,914)	$ (3,433,068)	$ (5,058,426)
Net loss per share:
Basic and diluted	$ (0.14)	$ (0.21)	$ (0.61)	$ (0.55)	$ (0.77)
Number of shares used in per share calculations:
Basic and diluted	9,763,244	7,864,994	8,420,529	6,217,076	6,610,072